PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The estimated useful lives, residual values and depreciation methods are as follows:

	Method	Amortization rate/period
Buildings and improvements	Straight-line	2.5 to 10%/3 to 40 years
Simulators	Straight-line (10% residual)	Not exceeding 25 years
Machinery and equipment	Declining balance/Straight-line	20 to 35%/2 to 10 years
Aircraft	Straight-line (residual not exceeding 15%)	Not exceeding 25 years
Aircraft engines	Based on utilization	Not exceeding 3,500 hours

						Assets
		Buildings		Machinery	Aircraft and	under	Assets
		and		and	aircraft	finance	under
(amounts in millions)	Land	improvements	Simulators	equipment	engines	lease	construction	Total
Net book value at March 31, 2016	$24.1	$199.6	$925.9	$50.7	$22.1	$153.5	$97.2	$1,473.1
Additions	—	14.9	34.6	15.2	41.3	—	116.9	222.9
Acquisition of subsidiaries	—	1.9	22.5	0.4	—	13.7	—	38.5
Disposals	—	(1.3)	(3.1)	(0.1)	(4.7)	(0.2)	—	(9.4)
Depreciation	—	(15.9)	(68.9)	(17.1)	(3.6)	(17.3)	—	(122.8)
Transfers and others	—	(1.4)	113.8	(0.2)	—	(1.6)	(118.9)	(8.3)
Exchange differences	(0.5)	(1.7)	(12.1)	(0.3)	0.1	2.0	1.1	(11.4)
Net book value at March 31, 2017	$23.6	$196.1	$1,012.7	$48.6	$55.2	$150.1	$96.3	$1,582.6
Additions	—	13.3	27.8	16.5	5.6	—	110.7	173.9
Acquisition of subsidiaries (Note 3)	—	7.8	87.0	0.4	—	—	32.5	127.7
Disposals	—	(0.1)	(18.0)	(0.1)	(0.5)	(2.2)	—	(20.9)
Depreciation	—	(15.4)	(66.8)	(18.3)	(3.8)	(16.5)	—	(120.8)
Transfers and others	—	(1.4)	114.0	2.3	(0.4)	(7.1)	(78.0)	29.4
Exchange differences	0.3	2.5	29.2	0.9	(0.7)	(3.1)	2.9	32.0
Net book value at March 31, 2018	$23.9	$202.8	$1,185.9	$50.3	$55.4	$121.2	$164.4	$1,803.9

						Assets
		Buildings		Machinery	Aircraft and	under	Assets
		and		and	aircraft	finance	under
	Land	improvements	Simulators	equipment	engines	lease	construction	Total
Cost	$23.6	$375.4	$1,427.2	$218.9	$62.2	$291.5	$96.3	$2,495.1
Accumulated depreciation	—	(179.3)	(414.5)	(170.3)	(7.0)	(141.4)	—	(912.5)
Net book value at March 31, 2017	$23.6	$196.1	$1,012.7	$48.6	$55.2	$150.1	$96.3	$1,582.6
Cost	$23.9	$401.1	$1,683.9	$223.4	$64.4	$276.1	$164.4	$2,837.2
Accumulated depreciation	—	(198.3)	(498.0)	(173.1)	(9.0)	(154.9)	—	(1,033.3)
Net book value at March 31, 2018	$23.9	$202.8	$1,185.9	$50.3	$55.4	$121.2	$164.4	$1,803.9

Disclosure of future minimum lease payments receivable under operating lease
The Company leases some of its property, plant and equipment to third parties, the future minimum lease payments receivable under these non-cancellable operating leases are as follows:

	2018	2017
No later than 1 year	$34.7	$19.3
Later than 1 year and no later than 5 years	98.3	47.1
Later than 5 years	20.5	22.9
	$153.5	$89.3
The present value of future minimum lease payment receivables, included in the current and non-current receivables is as follows:

	2018	2017
Gross investment in finance lease contracts	$182.0	$185.0
Less: unearned finance income	71.3	76.3
Less: discounted unguaranteed residual values of leased assets	6.2	5.8
Present value of future minimum lease payment receivables	$104.5	$102.9

Future minimum lease payments from investments in finance lease contracts to be received are as follows:

		2018		2017
		Present value of		Present value of
	Gross	future minimum	Gross	future minimum
	Investment	lease payments	Investment	lease payments
No later than 1 year	$13.2	$10.7	$10.0	$7.9
Later than 1 year and no later than 5 years	48.3	23.4	47.1	22.5
Later than 5 years	120.5	70.4	127.9	72.5
	$182.0	$104.5	$185.0	$102.9

Disclosure of recognised finance lease as asset by lessee
Assets under finance lease, by category, with lease terms ending between April 2018 and October 2036, are as follows:

	2018	2017
Simulators
Cost	$207.9	$222.4
Accumulated depreciation	(127.9)	(117.8)
Net book value	$80.0	$104.6
Buildings
Cost	$68.2	$69.0
Accumulated depreciation	(27.0)	(23.5)
Net book value	$41.2	$45.5
Total net book value	$121.2	$150.1